Risk/Return Detail Data - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO	Mar. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Municipal Trust
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Conservative Income Municipal Bond Fund /Fidelity Advisor® Conservative Income Municipal Bond Fund A, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Conservative Income Municipal Bond Fund seeks to provide a high level of income, exempt from federal income tax, consistent with preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 250,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 73 % of the average value of its portfolio.
Portfolio Turnover, Rate	73.00%
Expenses Deferred Charges [Text Block]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 250,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in U.S. dollar-denominated municipal money market securities and high quality investment-grade municipal debt securities whose interest is exempt from federal income tax. Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Municipal money market securities are high-quality, short-term debt securities that pay a fixed, variable, or floating interest rate, and include variable rate demand notes, commercial paper, and municipal notes. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. High quality investment grade securities in which the fund invests include securities or issuers (i) rated at least A- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO) or similarly rated by the Adviser, and (ii) for securities with a credit maturity within one year, rated at least BBB or its equivalent by all NRSROs that rate the security and similarly rated by the Adviser. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Normally maintaining a dollar-weighted average maturity of one year or less. Normally investing in securities with a maximum maturity of four years. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index , a hypothetical composite of market indexes , and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional .fidelity.com for more recent performance information .
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index , a hypothetical composite of market indexes , and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional .fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Sep. 30, 2024
Highest Quarterly Return	1.18%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return	0.48%
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursement	0.05%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%
1 year	$ 20
3 years	74
5 years	134
10 years	$ 311
Annual Return, Inception Date	May 25, 2023
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	1.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]
Management fee	0.20%
Distribution and/or Service (12b-1) fees	0.15%
Other expenses	0.10%
Total annual operating expenses	0.45%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%
1 year	$ 195
3 years	292
5 years	398
10 years	$ 708
Annual Return, Inception Date	May 25, 2023
2024	3.11%
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | Fidelity Advisor Conservative Income Municipal Bond Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.35%
Fee waiver and/or expense reimbursement	0.10%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%
1 year	$ 26
3 years	99
5 years	183
10 years	$ 430
Annual Return, Inception Date	May 25, 2023
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | Return Before Taxes | Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.36%
Since Inception	3.75%	[3]
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | Return Before Taxes | Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	1.57%
Since Inception	2.54%	[4]
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | Return Before Taxes | Fidelity Advisor Conservative Income Municipal Bond Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.30%
Since Inception	3.70%	[5]
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | After Taxes on Distributions | Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	1.57%
Since Inception	2.54%	[4]
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales | Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	2.18%
Since Inception	2.66%	[4]
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | LB015
Risk/Return:
Label	Bloomberg Municipal Bond Index
Past 1 year	1.05%
Since Inception	3.89%
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | F1872
Risk/Return:
Label	Fidelity Conservative Income Municipal Bond Composite Index℠
Past 1 year	3.10%
Since Inception	3.51%
FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO | Fidelity Conservative Income Municipal Bond Fund | LB319
Risk/Return:
Label	Bloomberg Municipal Bond 1 Year (1-2 Y) Index
Past 1 year	2.71%
Since Inception	3.48%

[1]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class I and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their average net assets, exceed 0.25% and 0.20% (the Expense Caps). If at any time during the current fiscal year expenses for Class I or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through April 30, 2026 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[2]
A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.

[3]	C From May 25, 2023 .
[4]	A From May 25, 2023 .
[5]	B From May 25, 2023 .